Stockholders’ Equity	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Stockholders’ Equity

9.       Stockholders’ Equity

During the first half of 2022, the Company issued 4,064,266 common shares, 165 of its Series D Preferred Shares, 2,239 of its Series E Preferred Shares and 5,888 of its Series F Preferred Shares for total net proceeds of $33,621. During the first half of 2023, the Company had no issuance of shares.

On January 30, 2023, and May 1, 2023, the Company paid dividends of $0.59375 per share, $8,012 in aggregate, on its 9.50% Series F Preferred Shares.

On February 28, 2023, and May 30, 2023, the Company paid dividends of $0.54687 per share, $3,848 in total, on its 8.75% Series D Preferred Shares and $0.57812 per share $5,486 in total, on its Series E Preferred Shares.

On March 16, 2023, the Company declared an annual dividend of $0.60 per common share, $0.30 per common share paid, $8,856 in total, on June 15, 2023, and $0.30 per common share, $8,850 in total, will be paid in December 2023. On April 14, 2022, the Company declared a dividend of $0.10 per common share paid on July 20, 2022.

On May 30, 2023, the Company declared the redemption of all of its 3,517,061 Series D Preferred Shares, $25.00 per share and the payment of the final dividend of $0.243056 per share, on the same date, July 7, 2023. Upon declaration, the Company re-classified an amount equal to the fair value of the Series D Preferred Shares from equity to current liabilities. The difference between the carrying value and the fair value of the Series D Preferred Shares, amounting to $3,256, was recognized as a reduction of retained earnings as a deemed dividend, and has been considered in the calculations of Earnings per Common Share in 2023 (Note 11).

The Company had 459,286 Series G Redeemable Convertible Perpetual Preferred shares outstanding as of June 30, 2022. In September 2022, all 459,286 outstanding Series G Redeemable Convertible Perpetual Preferred Shares were converted into an aggregate of 306,190 common shares of the Company. The Company had nil Series G Convertible Preferred Shares outstanding as of December 31, 2022, and June 30, 2023.

The Series B Cumulative Redeemable Perpetual Preferred Shares of Shyris Shipping (the “Shyris Shipping Preferred Shares”), a wholly owned subsidiary of the Company, par value $0.001 per share, are entitled to receive cumulative semi-annual dividends from Shyris Shipping at a rate of 7.50% per annum, payable in arrears on the 1st day of March and September of each year, as, when and if declared by the Shyris Shipping Board of Directors. Shyris Shipping paid dividends on the Shyris Shipping Preferred Shares amounting to $756 in the period ended June 30, 2023, and $865 in the period ended June 30, 2022. While the Shyris Preferred Shares were outstanding, Shyris Shipping was not permitted to declare or pay dividends to the Company or incur additional indebtedness without the consent of the holder of Shyris Shipping Preferred Shares.

The initial liquidation preference of the Shyris Shipping Preferred Shares is $10.00 per share, subject to certain customary adjustments. Upon any liquidation or dissolution of Shyris Shipping, holders of Shyris Shipping Preferred Shares were entitled to receive, on a pro rata basis, the liquidation preference of the Shyris Shipping Preferred Shares, plus an amount equal to accumulated and unpaid dividends ratably with any pari passu securities, after satisfaction of all liabilities to Shyris Shipping creditors, before any distribution made to or set aside for the holders of junior shares, including the common shares of Shyris Shipping owned by the Company.

The holders of the Shyris Shipping Preferred Shares have no right to vote on matters on which shareholders of the Company are entitled to vote. The holders of the Shyris Shipping Preferred Shares generally do not have any other voting rights, however, in the event that six semi-annual dividends, whether consecutive or not, payable on Shyris Shipping Preferred Shares are in arrears, the holders of Shyris Shipping Preferred Shares, will have the right, voting separately as a class, to elect one member of Shyris Shipping’s board of directors and the affirmative vote or consent of the holders of at least two-thirds of the outstanding Shyris Shipping Preferred Shares, voting as a single class, are required for Shyris Shipping to take certain actions.

The Shyris Shipping Preferred Shares were non-convertible and perpetual, and redeemable by Shyris Shipping, in whole or in part, at redemption prices that decline over time from 112.5% to 100% of the deemed issuance price, plus any accrued and unpaid dividends. The Shyris Shipping Preferred Shares did not meet the criteria for mandatorily redeemable financial instruments and their value of $22,889, upon issuance was included in non-controlling interest. Additionally, the Company determined that the economic characteristics and risks of the embedded redemption features were clearly and closely related to the host contract, apart from the feature discussed below.

On April 12, 2022, the Board of Directors of Shyris Shipping Company authorized the redemption of 75,000 of the outstanding Series B Cumulative Redeemable Perpetual Preferred Shares. On April 15, 2022, the Company repaid the amount of $750, which was recognized as a reduction of non-controlling interest in the statement of stockholders’ equity. In the first half of 2023, Shyris Shipping redeemed 100,000 of its outstanding Series B Cumulative Redeemable Perpetual Preferred Shares for an aggregate redemption price of $1,000 and was included in non-controlling interest in the accompanying Consolidated Balance Sheet as at June 30, 2023. On July 25, 2023, and September 1, 2023, Shyris Shipping redeemed 500,000 and 1,438,841 of the outstanding Series B Cumulative Redeemable Perpetual Preferred Shares for an aggregate redemption price of $5,000 and $14,388, respectively. Following these redemptions, no Series B Cumulative Redeemable Perpetual Preferred Shares were outstanding.